Investment (Tables) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member]	9 Months Ended
Dec. 31, 2018
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

May 30,
2018
Assets Acquired:
Cash	26,446
Prepaid Expenses(1)	55,293
Fixed Assets	103,296
Total	185,035

Liabilities Assumed:
Accounts Payable	16,365
Accrued Expenses	5,761
Total	22,126

Net Assets (Liabilities)	162,909

(1) Prepaid expenses include $29,356 of costs incurred in obtaining the licenses. No further adjustment to fair value was necessary due to the highly speculative nascent stage of Colombia’s legal cannabis industry, uncertain regulatory and unrestricted Colombian licensing environment, and additional permissions and authorizations necessary to execute the Company’s business plan.

Majority Shareholder [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

November 22,
2018
Consideration:
Cash paid at closing	$350,000
Accounts payable	198
Fair value of total consideration exchanged	$350,198

Fair value of identifiable assets acquired assumed:
Other current assets	$778
Total fair value of assets assumed	778
Consideration paid in excess of fair value (Goodwill)(1)	$349,420

(1)The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as additional paid-in capital due to the subsequent reverse merger.